Fair Value Measurements - Schedule of Measured at Fair Value on a Recurring Basis (Details) - Forward Purchase Agreement Warrant Liability [Member] - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Measured at Fair Value on a Recurring Basis [Line items]
Balance	$ 472	$ 4
Change in fair value	(458)	(411)
Balance	$ 14	$ 472